Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

Collection Period	Nov-12	30/360 Days	30
Distribution Date	17-Dec-12	Actual/360 Days	32

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,496,982,413.05	1,342,731,241.16	1,293,972,224.15
YSOC		38,649,079.72	33,690,262.85	32,045,498.35
Total Adjusted Portfolio		1,458,333,333.33	1,309,040,978.31	1,261,926,725.80	0.865321
Total Adjusted Securities		1,458,333,333.33	1,309,040,978.31	1,261,926,725.80	0.865321
Class A-1 Notes	0.26311%	371,000,000.00	221,707,644.98	174,593,392.47	0.470602
Class A-2 Notes	0.39000%	472,000,000.00	472,000,000.00	472,000,000.00	1.000000
Class A-3 Notes	0.46000%	413,000,000.00	413,000,000.00	413,000,000.00	1.000000
Class A-4 Notes	0.66000%	144,000,000.00	144,000,000.00	144,000,000.00	1.000000
Certificates	0.00000%	58,333,333.33	58,333,333.33	58,333,333.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	47,114,252.51	51,852.00	126.9925944	0.1397628
Class A-2 Notes	0.00	153,400.00	-	0.3250000
Class A-3 Notes	0.00	158,316.67	-	0.3833333
Class A-4 Notes	0.00	79,200.00	-	0.5500000
Certificates	0.00	0.00	-	-
Total Securities	47,114,252.51	442,768.67

I. COLLECTIONS

Interest:
Interest Collections		3,122,577.60
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,122,577.60

Principal:
Principal Collections		48,020,727.10
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		48,020,727.10

Recoveries of Defaulted Receivables		409,036.49
Servicer Advances		0.00

Total Collections		51,552,341.19

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	77,951	1,309,040,978.31
Total Principal Payment		47,114,252.51
	76,830	1,261,926,725.80

III. DISTRIBUTIONS

Total Collections		51,552,341.19
Reserve Account Draw		0.00
Total Available for Distribution		51,552,341.19

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,118,942.70
Servicing Fee Paid	1,118,942.70
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	51,852.00

Class A-1 Notes Monthly Interest Paid	51,852.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	153,400.00

Class A-2 Notes Monthly Interest Paid	153,400.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	158,316.67

Class A-3 Notes Monthly Interest Paid	158,316.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	79,200.00

Class A-4 Notes Monthly Interest Paid	79,200.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	442,768.67
Total Note Monthly Interest Paid	442,768.67
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	49,990,629.82

4. Total Monthly Principal Paid on the Notes	47,114,252.51

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	47,114,252.51
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,876,377.31
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,876,377.31

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,645,833.33
Required Reserve Account Amount		3,645,833.33
Beginning Reserve Account Balance		3,645,833.33
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,645,833.33

Required Reserve Account Amount for Next Period		3,645,833.33

VI. POOL STATISTICS

Weighted Average Coupon		2.77%
Weighted Average Remaining Maturity		46.94

Principal Recoveries of Defaulted Receivables		409,036.49
Principal on Defaulted Receivables		738,289.91
Pool Balance at Beginning of Collection Period		1,342,731,241.16
Net Loss Ratio		0.29%

Net Loss Ratio for Second Preceding Collection Period		0.33%
Net Loss Ratio for Preceding Collection Period		0.51%
Net Loss Ratio for Current Collection Period		0.29%
Average Net Loss Ratio		0.38%

Cumulative Net Losses for all Periods		1,518,378.56

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,945,785.30	343
61-90 Days Delinquent	1,182,445.27	69
91-120 Days Delinquent	305,128.11	18
Total Delinquent Receivables:	7,433,358.68	430
61+ Days Delinquencies as Percentage of Receivables	0.12%	0.11%

Delinquency Ratio for Second Preceding Collection Period		0.05%
Delinquency Ratio for Preceding Collection Period		0.07%
Delinquency Ratio for Current Collection Period		0.11%
Average Delinquency Ratio		0.08%

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No